UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

         Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                                  to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

            Capital Auto Receivables Asset Trust 2016-3

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:         0000893958

Central Index Key Number of issuing entity (if applicable):         0001683001

Central Index Key Number of underwriter (if applicable): Not applicable

Richard V. Kent, General Counsel, (866) 710-4623

Name and telephone number, including area code,

of the person to contact in connection with this filing

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated September 2, 2016, of Deloitte & Touche LLP, obtained by the depositor, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CAPITAL AUTO RECEIVABLES LLC

(Depositor)

By:	/s/ M. T. St. Charles
Name: M. T. St. Charles
Title: Vice President

Date: September 2, 2016

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Report of Deloitte & Touche LLP, dated September 2, 2016.